Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Provision For Income Tax Expense

The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current expense	$44,125	$33,116	$28,562
Deferred benefit	(7,527)	(11,750)	(3,607)
Tax credits	(8,756)	(6,734)	(6,214)
Tax benefits attributable to items charged to equity and goodwill	654	2,349	1,250

Total income tax expense	$28,496	$16,981	$19,991

Reconciliation Of Effective Tax Rate

The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income from operations as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2012	2011	2010

Federal tax based on statutory rate	$36,712	$24,682	$24,086
Increase (decrease) resulting from:
Effect of tax-exempt income	(7,558)	(6,633)	(5,935)
Interest and other nondeductible expenses	1,847	1,487	1,295
State taxes	4,938	3,034	3,615
Tax credits	(8,756)	(6,734)	(6,214)
Other	1,313	1,145	3,144

Total income tax expense	$28,496	$16,981	$19,991

Effective rate	27.2%	24.1%	29.1%

Deferred Tax Assets And Liabilities

The net deferred tax liability at December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	2012	2011

Deferred tax asset:
Allowance for credit losses	$78,817	$56,684
Discount on purchased loans	158	153
Deferred compensation	5,193	1,727
Investments acquired	—	395
Unrealized loss on cash flow hedges	471	1,029
Other	38,886	25,381

Subtotal	123,525	85,369

Deferred tax liability:
Basis difference in acquired assets	(82,605)	(63,140)
FHLB stock	(19)	(111)
Premises and equipment	(13,050)	(15,580)
Acquisition intangibles	(11,267)	(7,310)
Deferred loan costs	(3,405)	(1,732)
Unrealized gain on investments classified as available for sale	(13,650)	(14,197)
Investments acquired	(224)	—
Swap gain	(2)	—
Other	(14,300)	(11,584)

Subtotal	(138,522)	(113,654)

Deferred tax liability, net	$(14,997)	$(28,285)